26 Trade payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Payables
Schedule of trade payables
	Note	12.31.20	12.31.19
Non-current
Customer guarantees		274	290
Customer contributions		247	213
Total non-current		521	503

Current
Payables for purchase of electricity - CAMMESA	2.b	21,384	5,945
Provision for unbilled electricity purchases - CAMMESA	2.b	6,644	6,722
Suppliers		4,560	4,140
Advance to customer		362	388
Customer contributions		32	42
Discounts to customers		37	51
Total current		33,019	17,288